Condensed Consolidated Statement of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes	$ 5,603	$ 617,676
Preferred Stock [Member]
Preferred stock dividend rate	5.00%	5.00%